S000091479 [Member] Investment Strategy - RJ Eagle Vertical Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund. The fund aims to maximize an investor’s yield potential by utilizing a capital-structure agnostic approach that provides flexibility to invest in any level of a company’s vertical capital structure, including a company’s bonds, preferred stock and common stock. The fund primarily invests in investment-grade corporate bonds issued by companies included in the Bloomberg US Corporate Index. However, the fund will opportunistically invest in a company’s common stock and preferred securities, rather than its debt securities, if Eagle Asset Management, Inc. (the “Subadviser”) determines that the common stock or preferred securities may provide greater risk-adjusted income potential.
The Subadviser begins its portfolio construction with a top‑down consideration of the macroeconomic environment. Thereafter, the Subadviser performs a bottom‑up analysis of the credit quality of potential investments, including their operating stability and growth prospects, and considers the optimal sector allocation and diversification for the fund. In performing this analysis, the Subadviser utilizes a quantitative screen and a risk management overlay to determine the risk-adjusted relative yield potential of different parts of an issuer’s capital structure. The Subadviser generally will invest in the highest yielding securities — bonds, common stocks, preferred securities — in a company’s capital structure, consistent with the Subadviser’s risk management considerations. The Subadviser believes that, rather than being beholden to a particular asset class or style box, the capital structure-agnostic investment approach may provide the fund with an optimal mix of securities to provide high levels of income.
Although the Subadviser does not target a specific allocation, the Subadviser expects the fund’s portfolio generally to be comprised at least 50% of corporate bonds, with no more than 30% of the portfolio allocated to either common stock or preferred securities. The preferred securities in which the fund may invest may include convertible preferred securities, and the fund may invest corporate bonds and preferred securities with fixed or variable (i.e., floating) interest rates. The fund typically will invest in approximately 50‑100 large-capitalization companies, including real estate investment trusts (“REITs”), and to a lesser extent in mid‑ and small-capitalization companies. The Subadviser considers large-capitalization companies to be companies that, at the time of initial purchase, have capitalizations within the range of the S&P 500 Index (which was approximately $5.84 billion to $3.79 trillion as of December 31, 2024). The fund is not required to sell common stock when market values appreciate or depreciate outside the fund’s market capitalization range. The fund invests primarily in investment grade fixed-income securities but may also invest to a more limited extent in below-investment grade fixed-income securities, also known as high yield securities or “junk bonds.” If an investment held by the fund is downgraded below investment grade, the fund may either sell or may continue to hold the security. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB‑ or higher by Standard & Poor’s Financial Services LLC (“S&P®”). The Subadviser also may purchase corporate bonds and preferred securities in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the Subadviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale. The Subadviser typically does not emphasize investment in any particular investment sector or industry. The fund’s sell discipline leads the team to consider selling a security if: there is a change in interest rate outlook and/or economic environment that requires re‑positioning the portfolio; a deterioration in underlying credit conditions or fundamental equity market conditions; or, if the fund identifies another issuer, sector, or security that is relatively more attractive.
The fund may also invest in real estate investment trusts (“REITs”). The fund also may hold some cash, U.S. Treasury securities, money market funds, exchange-traded funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.